Commitments and Contingencies (Environmental Liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 acre	Dec. 31, 2011
Environmental Liability [Abstract]
Site Contingency, Name of Site	Tantalo
Tantalo Site Contingency, Accrual, Present Value	$ 14,256	$ 14,950
Tantalo Site Contingency, Accrual, Undiscounted Amount	14,215	15,102
Tantalo Site Contingency, Details	The Company has an accrued environmental liability of $14,256 (2011 - $14,950) recorded in landfill closure and post-closure costs, related principally to an inactive landfill (hereinafter referred to as “Tantalo”), which the Company assumed as part of the IESI acquisition. The Tantalo environmental liability consists of remediation and 30 years of post-closure monitoring totaling $14,215 (2011 - $15,102). The initial remediation work commenced in 2004, and the post-closure monitoring commenced in 2007. Tantalo is a 26 acre landfill that stopped accepting waste in 1976 and has been identified by the State of New York as an “Inactive Hazardous Waste Disposal Site”. During its period of operation, Tantalo received both municipal and industrial waste, some of which has been found to exhibit “hazardous” characteristics as defined by the U.S. Resource Conservation and Recovery Act. Past activities at Tantalo have resulted in the release of hazardous wastes into the groundwater. A remediation program was developed for Tantalo in conjunction with the New York State Department of Environmental Conservation. The remediation program includes: installation of groundwater barriers, protective liner caps, leachate and gas collection systems, and storm-water drainage controls, as well as methods to accelerate the decontamination process. In addition, IESI purchased a “Cleanup Cost Cap Insurance Policy,” with a ten-year policy period, which provides $25,000 of coverage in excess of the remediation portion of the liability.
Tantalo Site Contingency, Parcel Size in acres	26
Tantalo Site Contingency, Time Frame of Disbursements	The Tantalo environmental liability consists of remediation and 30 years of post-closure monitoring
Tantalo Site Contingency, Remediation Commencement Year	2004
Tantaol Site Contingency, Monitoring Commencement Date	2007
Tantalo Site Contingency, Year Landfill Stopped Accepting Waste	1976
Tantalo Site Contingency, Insurance Discussion	In addition, IESI purchased a “Cleanup Cost Cap Insurance Policy,” with a ten-year policy period, which provides $25,000 of coverage in excess of the remediation portion of the liability.
Tantalo Site Contingency, Insurance Policy Term	10 years
Tantalo Site Contingency, Insurance Policy Coverage	$ 25,000